Impact of COVID-19 - Additional Information (Detail) $ in Billions	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Disclosure of Impacts of Covid 19 [Line Items]
Percentage of Co-lending CIBC	20.00%		20.00%
Notional amount	$ 5,617,622,000,000
CEBA program [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	60,000
Loans and Receivables	4,500,000,000	$ 2,900,000,000
Loan guarantee for small and mediumsized enterprises [Member] | EDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	$ 6,250,000
Percentage of Guarantee on Financing Receivable	80.00%		80.00%
Loans outstanding, net of repayments	$ 246,000,000	175,000,000
Notional amount	$ 293,000,000	$ 252,000,000
Loan guarantee for small and mediumsized enterprises [Member] | BDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Percentage of Guarantee on Financing Receivable	100.00%		100.00%
Loan guarantee for small and mediumsized enterprises [Member] | BDC [Member] | Bottom of range [member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	$ 25,000
Loan guarantee for small and mediumsized enterprises [Member] | BDC [Member] | Top of range [member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	$ 1,000,000
Co-lend Program [Member] | CIBC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Percentage of Co-lending CIBC	20.00%	20.00%	20.00%	20.00%
Co-lend Program [Member] | EDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Loans funded	$ 73,000,000	$ 73,000,000
Co-lend Program [Member] | BDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	$ 380,000,000	$ 368,000,000
Percentage of Co-lending BDC	80.00%		80.00%
Paycheck Protection Program [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Loans and Receivables			$ 0.5	$ 1.9